Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instrument [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)		¥ 13	¥ 3	¥ 7
Gains reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)		12	4	1
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)		13	3	7
Gains reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	[1]	¥ 12	¥ 4	¥ 1

[1]	Included in Interest income.